Leases - Lease Terms (Details) $ in Millions	12 Months Ended
Nov. 30, 2020 USD ($)
Leases [Abstract]
Operating lease expense	$ 203
Variable lease expense	$ (61)
Weighted average remaining lease term - operating leases (in years)	13 years
Weighted average discount rate - operating leases (percent)	3.40%